Acquisitions - Fair Values of Assets and Liabilities of DSBI at the Date of Acquisition and the Consideration Paid (Detail) - JPY (¥) ¥ in Millions	Apr. 01, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Assets:
Cash and deposits with banks		¥ 62,471,453	¥ 57,763,441	¥ 54,696,069
Intangible assets		591,650	605,977	562,177
All other assets		4,272,630	4,079,871
Total assets		212,158,463	195,503,623
Liabilities:
Total liabilities		201,223,585	183,730,177
Goodwill		¥ 243,827	¥ 215,808	¥ 273,725
Daiwa SB Investments Ltd [member]
Assets:
Cash and deposits with banks	¥ 22,798
Intangible assets	20,078
Trading assets	14,019
All other assets	8,284
Total assets	65,179
Liabilities:
Total liabilities	18,038
Net assets	47,141
Non-controlling interests measured at their proportionate share of the identifiable net assets	(23,093)
Net assets acquired	24,048
Goodwill	17,022
Consideration	41,070
Consideration:
Fair value of total consideration transferred	959
Fair value of the equity interest in DSBI held before the acquisition	40,111
Total	41,070
Acquisition related costs recognized as an expense in "General and administrative expenses" in the consolidated income statement	¥ 9